BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—98.7%
COMMON STOCKS—98.6%
Basic Industries—4.9%
Avery Dennison Corp.	62,459	$8,142,780
Barrick Gold Corp.	1,289,949	21,671,143
Corteva, Inc.	767,859	19,979,691
DuPont de Nemours, Inc.	308,310	19,981,571
FMC Corp.	184,563	18,079,792
Glencore PLC	2,532,725	7,994,684
Graphic Packaging Holding Co.Ɨ	1,334,261	21,708,427
Mosaic Co., (The)Ɨ	783,385	14,923,484
Nutrien Ltd.Ɨ	247,521	11,737,446
Yamana Gold, Inc.	1,679,780	6,013,612
		150,232,630
Capital Goods—8.1%
AMETEK, Inc.Ɨ	271,388	26,870,126
Brenntag AG	148,725	7,925,930
Caterpillar, Inc.	51,281	7,421,899
Dover Corp.	197,371	22,002,919
Eagle Materials, Inc.	376,798	34,676,720
HD Supply Holdings, Inc.*	319,683	12,729,777
HeidelbergCement AG	88,106	6,492,307
ITT, Inc.	409,405	28,568,281
Leonardo SpA	528,993	6,176,359
Mohawk Industries, Inc.*	184,398	25,699,549
Owens Corning	469,489	31,483,932
Parker-Hannifin Corp.Ɨ	65,083	12,937,849
Spirit AeroSystems Holdings, Inc., Class A	109,938	9,563,507
United Technologies Corp.Ɨ	122,308	18,143,169
		250,692,324
Communications—3.2%
Altice USA, Inc., Class A*	628,550	16,078,309
AT&T, Inc.	411,516	15,382,468
Comcast Corp., Class AƗ	919,522	40,596,896
KT Corp. - SP ADR	507,143	5,705,359
Liberty Global PLC, Series C*	421,220	9,056,230
Verizon Communications, Inc.Ɨ	206,208	12,421,970
		99,241,232
Consumer Durables—2.7%
Gentex Corp.	353,992	10,053,373
Koito Manufacturing Co., Ltd.	211,100	10,888,917
Lennar Corp., Class A	339,559	20,254,695
Sony Corp.	456,300	28,955,845
Whirlpool Corp.	84,782	12,132,304
		82,285,134
Consumer Non-Durables—7.3%
Activision Blizzard, Inc.	188,664	10,344,447
Altria Group, Inc.Ɨ	441,884	21,961,635
Ambev SA - ADR	1,500,211	6,315,888
Budweiser Brewing Co., APAC Ltd.*	380,540	1,356,259
Coca-Cola European Partners PLCƗ	287,265	14,495,392
Danone SA	203,562	16,749,476
Electronic Arts, Inc.*	113,865	11,501,504
Imperial Brands PLC	320,751	7,057,157
Mondelez International, Inc., Class A	650,207	34,161,876
Nomad Foods Ltd.*Ɨ	1,434,409	30,122,589
PepsiCo, Inc.	127,046	17,256,658
Philip Morris International, Inc.	319,632	26,507,082
Tyson Foods, Inc., Class A	160,294	14,408,828
Unilever NV	256,043	15,247,361
		227,486,152
Consumer Services—11.0%
AutoZone, Inc.*	32,771	38,601,616
CDK Global, Inc.Ɨ	678,377	36,327,088
Cineworld Group PLC	2,077,002	5,576,064
eBay, Inc.Ɨ	663,516	23,568,088
Expedia Group, Inc.	63,243	6,429,283
Fox Corp., Class A	744,457	26,621,782
GVC Holdings PLC	1,387,611	15,278,498
IAA, Inc.*	386,376	17,514,424
International Game Technology PLC	1,006,440	14,945,634
KAR Auction Services, Inc.	501,926	10,600,677
Las Vegas Sands Corp.	478,030	29,996,383
Melco Resorts & Entertainment Ltd. - ADR	805,408	17,139,082
Moody's Corp.	44,632	10,116,736
Nexstar Media Group, Inc., Class A	288,220	31,044,176
S&P Global, Inc.	37,460	9,913,789
Stars Group, Inc., (The)*	371,786	9,030,682
Teleperformance	28,395	6,727,065
Tractor Supply Co.	85,154	8,041,944
Wyndham Destinations, Inc.	302,308	14,661,938
Wyndham Hotels & Resorts, Inc.	119,157	6,902,765
		339,037,714
Energy—7.3%
Apergy Corp.*	287,538	7,343,721
Cactus, Inc., Class A	242,802	7,330,192
Canadian Natural Resources Ltd.	221,805	6,203,886
Chevron Corp.Ɨ	92,719	10,860,176
Cimarex Energy Co.	171,442	7,881,189
ConocoPhillips	329,727	19,763,836
Diamondback Energy, Inc.	86,828	6,715,278
Enerplus Corp.	1,177,915	7,298,231
Kosmos Energy Ltd.	1,458,630	8,708,021
Marathon Oil Corp.	954,789	11,123,292
Marathon Petroleum Corp.	479,672	29,087,310
Noble Energy, Inc.	702,296	14,579,665
Petroleo Brasileiro SA - SP ADR	448,951	6,613,048
Royal Dutch Shell PLC, Class A	709,776	20,333,381
TOTAL SA - SP ADR	485,491	25,507,697
Tullow Oil PLC	2,262,959	3,831,121
Valero Energy Corp.	330,261	31,536,623
		224,716,667
Finance—19.1%
Alleghany Corp.*Ɨ	31,045	24,216,342
Allstate Corp., (The)Ɨ	220,942	24,601,892
American Express Co.	60,072	7,215,849
American International Group, Inc.Ɨ	604,905	31,854,297
Ameriprise Financial, Inc.	164,356	26,933,018
Aon PLC	32,596	6,636,872
Aviva PLC	2,230,514	11,633,762
Bank of America Corp.Ɨ	1,472,156	49,052,238
Bank of Ireland Group PLC	1,199,173	6,013,568
BB&T Corp.Ɨ	269,527	14,748,517
Berkshire Hathaway, Inc., Class B*Ɨ	159,863	35,217,819
Capital One Financial Corp.Ɨ	39,617	3,962,096
Chubb Ltd.Ɨ	135,949	20,593,555
Citigroup, Inc.Ɨ	657,040	49,356,845
Discover Financial ServicesƗ	153,921	13,063,275
DNB ASA	451,324	7,571,384
East West Bancorp, Inc.	83,338	3,818,547
Everest Re Group Ltd.	48,529	13,163,977
Fifth Third BancorpƗ	476,320	14,380,101
Goldman Sachs Group, Inc., (The)Ɨ	51,045	11,298,811
Huntington Bancshares, Inc.Ɨ	1,342,747	19,993,503
ING Groep NV	642,622	7,389,994
JPMorgan Chase & Co.Ɨ	346,311	45,629,937
KeyCorp	1,133,119	21,971,177
Marsh & McLennan Cos., Inc.	64,038	6,920,587
Navient Corp.Ɨ	226,606	3,251,796
PNC Financial Services Group, Inc., (The)	24,273	3,718,866
Regions Financial Corp.	804,532	13,387,412
SLM Corp.	1,076,487	9,182,434
Sumitomo Mitsui Financial Group, Inc.	170,100	6,228,442
SunTrust Banks, Inc.	213,908	15,153,243
Synchrony Financial	218,497	8,173,973
Travelers Cos., Inc., (The)Ɨ	109,250	14,936,660
United Overseas Bank Ltd.	429,700	8,108,894
Wells Fargo & Co.Ɨ	596,320	32,475,587
		591,855,270
Health Care—13.9%
AbbVie, Inc.Ɨ	222,674	19,535,190
AmerisourceBergen Corp.	114,397	10,056,640
Anthem, Inc.Ɨ	110,058	31,769,342
AstraZeneca PLC	107,376	10,373,304
Avantor, Inc.*	1,310,485	22,448,608
Biogen, Inc.*	52,681	15,794,291
Boston Scientific Corp.*	232,976	10,076,212
Cigna Corp.Ɨ	228,580	45,697,714
CVS Health Corp.Ɨ	263,813	19,857,204
Envista Holdings Corp.*	159,734	4,491,720
Humana, Inc.	52,874	18,042,195
ICON PLC*	108,885	17,765,677
IQVIA Holdings, Inc.*	76,270	11,133,895
Jazz Pharmaceuticals PLC*	112,112	16,942,365
Johnson & JohnsonƗ	191,299	26,301,700
McKesson Corp.	71,521	10,344,797
Medtronic PLC	222,460	24,779,819
Merck & Co., Inc.	144,944	12,636,218
Molina Healthcare, Inc.*	55,108	7,467,134
Novartis AG - SP ADR	116,719	10,773,164
Novo Nordisk A/S, Class B	304,421	17,112,164
Pfizer, Inc.Ɨ	247,565	9,536,204
Syneos Health, Inc.*	308,290	16,928,204
UnitedHealth Group, Inc.	126,313	35,351,219
Universal Health Services, Inc., Class B	47,396	6,611,268
		431,826,248
Real Estate Investment Trusts—0.2%
Retail Properties of America, Inc., Class A	454,943	6,473,839
Technology—17.6%
Alphabet, Inc., Class A*Ɨ	43,292	56,456,664
Alphabet, Inc., Class C*	10,701	13,964,377
Amdocs Ltd.Ɨ	142,312	9,862,222
Arrow Electronics, Inc.*Ɨ	371,768	29,607,604
Booking Holdings, Inc.*	7,636	14,539,173
Broadcom, Inc.	62,134	19,647,392
Capgemini SA	250,174	29,593,878
CDW Corp.Ɨ	204,428	27,608,001
Change Healthcare, Inc.*	1,101,202	14,734,083
Cisco Systems, Inc.Ɨ	353,130	16,000,320
Eaton Corp. PLCƗ	219,181	20,274,243
Flex Ltd.*Ɨ	2,059,420	24,445,315
Hewlett Packard Enterprise Co.Ɨ	1,593,082	25,218,488
HP, Inc.Ɨ	719,209	14,441,717
Jabil, Inc.Ɨ	261,388	10,152,310
KLA-Tencor Corp.	160,361	26,276,753
Leidos Holdings, Inc.Ɨ	223,309	20,285,390
Marvell Technology Group Ltd.Ɨ	370,400	9,767,448
Micron Technology, Inc.*	175,057	8,316,958
Microsoft Corp.Ɨ	378,671	57,323,216
Oracle Corp.Ɨ	527,329	29,604,250
Qorvo, Inc.*	87,072	9,073,773
Samsung Electronics Co., Ltd.	832,180	35,574,767
Science Applications International Corp.	175,134	14,947,687
Xerox Holdings Corp.	1,323	51,504
Yelp, Inc.*	254,703	8,833,100
		546,600,633
Transportation—2.5%
AP Moller - Maersk A/S, Class B	4,952	6,921,094
CH Robinson Worldwide, Inc.	239,389	18,397,045
Kansas City Southern	139,048	21,193,696
United Parcel Service, Inc., Class B	265,253	31,758,742
		78,270,577
Utilities—0.8%
FirstEnergy Corp.	227,110	10,830,876
Vistra Energy Corp.	558,061	14,805,358
		25,636,234
TOTAL COMMON STOCKS
(Cost $2,315,812,857)		3,054,354,654
PREFERRED STOCKS—0.1%
Capital Goods—0.1%
Schaeffler AG, 5.520%	211,179	2,304,818
TOTAL PREFERRED STOCKS
(Cost $2,312,318)		2,304,818
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV *‡	1,204,819	153,892
TOTAL WARRANTS
(Cost $0)		153,892

SHORT-TERM INVESTMENTS—0.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.52%(a)	1,256,919	1,256,919
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,256,919)		1,256,919
TOTAL LONG POSITIONS—98.7%
(Cost $2,319,382,094)		3,058,070,283
SECURITIES SOLD SHORT—(47.6%)
COMMON STOCKS—(47.4%)
Basic Industries—(5.5%)
Alumina Ltd.	(2,847,186)	(4,449,036)
Balchem Corp.	(82,251)	(8,194,667)
Ball Corp.	(77,386)	(5,112,119)
BillerudKorsnas AB	(531,192)	(6,048,911)
Compass Minerals International, Inc.	(257,735)	(14,245,013)
Croda International PLC	(218,556)	(14,070,414)
Ecolab, Inc.	(31,638)	(5,905,865)
Fortescue Metals Group Ltd.	(1,338,047)	(8,811,472)
Gerdau SA - SP ADR	(1,880,107)	(7,464,025)
Greif, Inc., Class A	(349,366)	(15,075,143)
Mitsubishi Chemical Holdings Corp.	(1,415,800)	(10,506,967)
Mitsui Chemicals, Inc.	(469,300)	(11,253,897)
Nucor Corp.	(190,317)	(10,726,266)
Quaker Chemical Corp.	(43,057)	(6,425,396)
Sonoco Products Co.	(73,672)	(4,459,366)
South32 Ltd.	(2,506,403)	(4,567,736)
Trex Co., Inc.*	(230,186)	(19,809,807)
Umicore SA	(216,937)	(9,314,621)
United States Steel Corp.	(310,202)	(4,069,850)
		(170,510,571)
Capital Goods—(3.7%)
AAON, Inc.	(249,491)	(12,317,371)
Axon Enterprise, Inc.*	(85,581)	(6,315,878)
Cornerstone Building Brands, Inc.*	(1,113,787)	(7,685,130)
Cubic Corp.	(73,551)	(4,379,962)
Elbit Systems Ltd.	(41,163)	(6,816,342)
GCP Applied Technologies, Inc.*	(173,132)	(3,872,963)
John Bean Technologies Corp.	(105,809)	(11,591,376)
MISUMI Group, Inc.	(136,600)	(3,387,590)
SiteOne Landscape Supply, Inc.*	(134,789)	(11,963,872)
Tomra Systems ASA	(366,747)	(10,919,414)
Trinity Industries, Inc.	(230,026)	(4,839,747)
Triumph Group, Inc.	(1,020,060)	(28,265,862)
Yaskawa Electric Corp.	(92,500)	(3,402,801)
		(115,758,308)
Communications—(0.8%)
Cogent Communications Holdings, Inc.	(204,421)	(12,813,108)
Netflix, Inc.*	(17,559)	(5,525,115)
Proximus SADP	(201,999)	(6,093,266)
		(24,431,489)
Consumer Durables—(2.6%)
Leggett & Platt, Inc.	(366,962)	(19,199,452)
NIO, Inc. - ADR*	(2,014,514)	(4,572,947)
Nissan Motor Co., Ltd.	(1,936,100)	(11,955,450)
Roku, Inc.*	(41,966)	(6,730,087)
Tesla Motors, Inc.*	(54,163)	(17,870,540)
Xinyi Glass Holdings Ltd.	(17,004,000)	(19,981,090)
		(80,309,566)
Consumer Non-Durables—(3.8%)
B&G Foods, Inc.	(215,651)	(3,571,181)
Cal-Maine Foods, Inc.	(264,420)	(11,510,203)
Campbell Soup Co.	(146,286)	(6,812,539)
China Resources Beer Holdings Co., Ltd.	(1,024,000)	(5,363,363)
Clorox Co., (The)	(45,135)	(6,690,361)
Hain Celestial Group Inc., (The)*	(367,149)	(9,075,923)
Hormel Foods Corp.	(162,163)	(7,221,118)
International Flavors & Fragrances, Inc.	(85,061)	(12,013,165)
Kikkoman Corp.	(172,700)	(8,688,134)
Kose Corp.	(51,300)	(8,179,046)
Kraft Heinz Co., (The)	(321,886)	(9,817,523)
Mattel, Inc.*	(637,496)	(7,458,703)
National Beverage Corp.	(210,695)	(10,458,900)
Remy Cointreau SA	(39,541)	(5,093,881)
Societe BIC SA	(99,294)	(6,837,601)
		(118,791,641)
Consumer Services—(4.7%)
Carvana Co.*	(249,480)	(23,780,434)
Casey's General Stores, Inc.	(68,481)	(11,899,943)
Choice Hotels International, Inc.	(115,769)	(11,258,535)
Clear Channel Outdoor Holdings, Inc.*	(1,938,905)	(4,808,484)
Cracker Barrel Old Country Store, Inc.	(59,140)	(9,092,184)
Hertz Global Holdings, Inc.*	(280,113)	(4,341,752)
Medpace Holdings, Inc.*	(58,047)	(4,450,464)
Meredith Corp.	(228,877)	(8,019,850)
MGM China Holdings Ltd.	(3,880,000)	(5,771,225)
Pearson PLC	(603,978)	(5,057,041)
Shake Shack, Inc. Class A*	(117,113)	(7,258,664)
Stitch Fix, Inc., Class A*	(177,856)	(4,193,844)
Texas Roadhouse, Inc.	(127,551)	(7,385,203)
Vail Resorts, Inc.	(44,796)	(10,870,645)
Walt Disney Co., (The)	(40,981)	(6,211,900)
Wayfair, Inc. Class A*	(89,218)	(7,576,393)
Whitbread PLC	(225,310)	(13,382,496)
		(145,359,057)
Energy—(2.5%)
ARC Resources Ltd.	(1,531,668)	(7,679,672)
CNX Resources Corp.*	(679,247)	(4,693,597)
Core Laboratories NV	(95,021)	(4,161,920)
Devon Energy Corp.	(248,021)	(5,429,180)
EQT Corp.	(386,252)	(3,371,980)
Matador Resources Co.*	(476,944)	(6,715,371)
Murphy Oil Corp.	(256,212)	(5,895,438)
National Oilwell Varco, Inc.	(469,796)	(10,593,900)
Occidental Petroleum Corp.	(285,386)	(11,007,338)
Oil Search Ltd.	(1,505,347)	(7,575,444)
SM Energy Co.	(466,942)	(3,880,288)
Woodside Petroleum Ltd.	(267,766)	(6,248,274)
		(77,252,402)
Finance—(10.9%)
Ares Management Corp., Class A	(226,937)	(7,509,345)
Bank of East Asia Ltd., (The)	(1,761,315)	(3,973,209)
Bank of Hawaii Corp.	(78,807)	(7,101,299)
Bankinter SA	(789,259)	(5,512,270)
Canadian Western Bank	(382,668)	(10,238,667)
China International Capital Corp., Ltd.	(2,676,400)	(4,605,408)
CNO Financial Group, Inc.	(396,522)	(7,184,979)
Commonwealth Bank of Australia	(156,443)	(8,559,114)
Community Bank System, Inc.	(302,163)	(20,501,760)
Credit Suisse Group AG*	(1,106,521)	(14,484,989)
Cullen/Frost Bankers, Inc.	(54,619)	(5,110,154)
CVB Financial Corp.	(616,793)	(13,174,698)
FGL Holdings	(1,130,661)	(10,322,935)
First Financial Bankshares, Inc.	(763,923)	(26,408,818)
First Republic Bank	(123,929)	(13,619,797)
Focus Financial Partners, Inc., Class A*	(312,694)	(8,789,828)
Glacier Bancorp, Inc.	(383,026)	(16,795,690)
Hang Seng Bank Ltd.	(226,500)	(4,617,228)
Hargreaves Lansdown PLC	(262,772)	(6,296,707)
Hiscox Ltd.	(410,658)	(7,236,577)
Independent Bank Corp.	(105,984)	(8,923,853)
KKR & Co, Inc., Class A	(202,740)	(5,978,803)
LendingClub Corp.*	(340,824)	(4,706,774)
M&T Bank Corp.	(29,449)	(4,851,428)
MarketAxess Holdings, Inc.	(17,905)	(7,230,397)
New York Community Bancorp, Inc.	(400,940)	(4,779,205)
Prosperity Bancshares, Inc.	(169,318)	(11,894,589)
RLI Corp.	(142,505)	(13,020,682)
Standard Chartered PLC	(585,716)	(5,269,670)
Trustmark Corp.	(428,611)	(14,727,074)
UMB Financial Corp.	(80,501)	(5,415,302)
United Bankshares, Inc.	(324,909)	(12,304,304)
Voya Financial, Inc.	(96,892)	(5,646,866)
Westamerica Bancorporation	(359,882)	(23,392,330)
WisdomTree Investments, Inc.	(1,620,134)	(7,873,851)
		(338,058,600)
Health Care—(2.6%)
ABIOMED, Inc.*	(47,366)	(9,292,262)
Acadia Healthcare Co., Inc.*	(136,255)	(4,381,961)
Align Technology, Inc.*	(38,791)	(10,758,296)
Allogene Therapeutics, Inc.*	(263,035)	(7,412,326)
Glaukos Corp.*	(138,221)	(8,864,113)
GW Pharmaceuticals PLC - ADR*	(85,316)	(8,711,617)
Healthcare Services Group, Inc.	(273,597)	(6,880,964)
Moderna, Inc.*	(511,961)	(10,423,526)
SmileDirectClub, Inc.*	(370,208)	(3,690,974)
Tivity Health, Inc.*	(444,863)	(10,076,147)
		(80,492,186)
Real Estate Investment Trusts—(0.7%)
Iron Mountain, Inc.	(287,949)	(9,248,922)
Public Storage	(53,871)	(11,349,542)
		(20,598,464)
Technology—(8.4%)
8x8, Inc.*	(338,034)	(6,936,458)
Altair Engineering, Inc., Class A*	(159,069)	(5,276,319)
Appian Corp.*	(211,896)	(9,128,480)
Autohome, Inc.- ADR*	(137,002)	(9,322,986)
Blackbaud, Inc.	(130,100)	(10,782,688)
Blackline, Inc.*	(198,127)	(10,663,195)
Cognex Corp.	(266,077)	(13,351,744)
Cree, Inc.*	(192,764)	(8,522,096)
Guidewire Software, Inc.*	(146,099)	(17,799,241)
HubSpot, Inc.*	(63,775)	(9,630,025)
Inovalon Holdings, Inc., Class A*	(860,044)	(15,480,792)
Knowles Corp.*	(411,410)	(9,009,879)
LiveRamp Holdings, Inc.*	(129,659)	(6,494,619)
Livongo Health, Inc.*	(210,084)	(5,999,999)
Manhattan Associates, Inc.*	(90,537)	(7,560,745)
MercadoLibre, Inc.*	(11,726)	(6,807,881)
MongoDB, Inc.*	(67,461)	(10,031,451)
National Instruments Corp.	(321,326)	(13,534,251)
Nidec Corp.	(104,000)	(15,393,212)
Phreesia, Inc.*	(151,623)	(4,263,639)
Plantronics, Inc.	(123,498)	(3,129,439)
RealPage, Inc.*	(176,095)	(9,690,508)
Shopify, Inc., Class A*	(36,926)	(12,434,830)
Tabula Rasa HealthCare, Inc.*	(199,911)	(8,918,030)
Tokai Carbon Co., Ltd.	(849,700)	(8,360,558)
Xilinx, Inc.	(85,508)	(7,933,432)
Zillow Group, Inc., Class C*	(301,634)	(11,808,971)
		(258,265,468)
Transportation—(1.2%)
American Airlines Group, Inc.	(329,787)	(9,478,079)
QUBE Holdings Ltd.*	(4,761,144)	(10,831,215)
Sotetsu Holdings, Inc.	(385,300)	(10,662,465)
XPO Logistics, Inc.*	(85,928)	(7,105,386)
		(38,077,145)
TOTAL COMMON STOCKS
(Proceeds $(1,348,828,759))		(1,467,904,897)
PREFERRED STOCKS—(0.2%)
Consumer Non-Durables—(0.2%)
Henkel AG & Co KGaA, 1.926%	(81,689)	(8,622,329)
TOTAL PREFERRED STOCKS
(Proceeds $(8,033,296))		(8,622,329)
TOTAL SECURITIES SOLD SHORT—(47.6%)
(Proceeds $(1,356,862,055))		(1,476,527,226)
OTHER ASSETS IN EXCESS OF LIABILITIES—48.9%		1,516,431,299
NET ASSETS—100.0%		$3,097,974,356

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	Seven-day yield as of November 30, 2019.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2019, these securities amounted to $153,892 or 0.0% of net assets

Industry classifications may be different than those used for compliance monitoring purposes

Contracts For Difference held by the Fund at November 30, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)

Short
Brazil
Usinas Siderurgicas de Minas Gerais SA	Goldman Sachs	9/15/2020	1.55%	Monthly	(2,019,800)	$(4,079,007)	$(417,147)

China
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	1.00	Monthly	(19,013,600)	(24,231,039)	497,663

Indonesia
Unilever Indonesia TBK PT	Macquarie	9/15/2020	1.54	Monthly	(2,144,800)	(6,352,238)	160,462

South Korea
Amorepacific Corp.	Macquarie	9/15/2020	1.54	Monthly	(63,347)	(10,169,315)	(292,088)
Celltrion Health	Macquarie	9/15/2020	1.54	Monthly	(173,949)	(7,267,989)	360,191
Celltrion Inc.	Goldman Sachs	9/15/2020	1.55	Monthly	(43,770)	(6,457,862)	421,898
LG Chem Ltd.	Macquarie	12/31/2021	1.54	Monthly	(16,310)	(4,242,540)	193,907
Oil Corp.	Macquarie	9/15/2020	1.54	Monthly	(142,657)	(10,803,288)	941,740
Samsung Biologics	Macquarie	9/15/2020	1.54	Monthly	(30,499)	(10,183,550)	238,022
Sillajen, Inc.	Goldman Sachs	9/15/2020	1.55	Monthly	(454,711)	(5,600,100)	1,703,548
SK Innivation Co., Ltd.	Macquarie	9/15/2020	1.54	Monthly	(73,773)	(9,168,795)	848,819
						(63,893,439)	4,416,037
Switzerland
Stadler Rail AG	Morgan Stanley	9/15/2020	-0.71	Monthly	(196,699)	(9,624,921)	(3,063)

Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	1.55	Monthly	(50,614,000)	(14,599,924)	(1,417,482)
Eclat Textile Co., Ltd.	Macquarie	9/15/2020	1.54	Monthly	(869,000)	(11,276,508)	155,969
						(25,876,432)	(1,261,513)
Total Short						(134,057,076)	3,392,439
Net unrealized gain/(loss) on Contracts For Difference							$3,392,439

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Basic Industries	$150,232,630	$142,237,946	$7,994,684	$-
Capital Goods	250,692,324	230,097,728	20,594,596	-
Communications	99,241,232	99,241,232	-	-
Consumer Durables	82,285,134	42,440,372	39,844,762	-
Consumer Non-Durables	227,486,152	203,679,519	23,806,633	-
Consumer Services	339,037,714	311,456,087	27,581,627	-
Energy	224,716,667	200,552,165	24,164,502	-
Finance	591,855,270	544,909,226	46,946,044	-
Health Care	431,826,248	421,452,944	10,373,304	-
REITS	6,473,839	6,473,839	-	-
Technology	546,600,633	481,431,988	65,168,645	-
Transportation	78,270,577	78,270,577	-	-
Utilities	25,636,234	25,636,234	-	-
Preferred Stock
Capital Goods	2,304,818	-	2,304,818	-
Warrants	153,892	-	-	153,892
Short-Term Investments	1,256,919	1,256,919	-	-
Contracts For Difference
Equity Contracts	5,522,219	-	5,522,219	-
Total Assets	$3,063,592,502	$2,789,136,776	$274,301,834	$153,892

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Basic Industries	(170,510,571)	(107,536,428)	(62,974,143)	-
Capital Goods	(115,758,308)	(91,232,161)	(24,526,147)	-
Communications	(24,431,489)	(18,338,223)	(6,093,266)	-
Consumer Durables	(80,309,566)	(48,373,026)	(31,936,540)	-
Consumer Non-Durables	(118,791,641)	(91,467,217)	(27,324,424)	-
Consumer Services	(145,359,057)	(121,148,295)	(24,210,762)	-
Energy	(77,252,402)	(63,428,684)	(13,823,718)	-
Finance	(338,058,600)	(277,503,428)	(60,555,172)	-
Health Care	(80,492,186)	(80,492,186)	-	-
REITS	(20,598,464)	(20,598,464)	-	-
Technology	(258,265,468)	(234,511,698)	(23,753,770)	-
Transportation	(38,077,145)	(16,583,465)	(21,493,680)	-
Preferred Stock
Consumer Durables	(8,622,329)	-	(8,622,329)	-
Contracts For Difference
Equity Contracts	(2,129,780)	(420,210)	(1,709,570)	-
Total Liabilities	$(1,478,657,006)	$(1,171,633,485)	$(307,023,521)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price;
the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the
Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the
Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.
The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.